BUSINESS COMBINATION (Details Narrative) - USD ($)				5 Months Ended	12 Months Ended
	Apr. 27, 2021	Dec. 01, 2020	Oct. 13, 2020	Sep. 30, 2021	Sep. 30, 2021
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired					$ 1,499,937
Goodwill impairment					162,093
Eon Brand Names [Member]
Business Acquisition [Line Items]
Impairment of intangible assets				$ 2,251,513	2,251,513
Spkr Inc and EON Media Group [Member]
Business Acquisition [Line Items]
Goodwill impairment					719,688
Spkr Inc. [Member]
Business Acquisition [Line Items]
Business acquisition, number of shares issued			1,369,863
Business acquisition, share price (in dollars per share)			$ 0.0001
Business acquisition, equity Interests issued			$ 2,671,233
Business Combination, Consideration Transferred			$ 2,671,233
EON Media Group Pte. Ltd [Member]
Business Acquisition [Line Items]
Business acquisition, number of shares issued		454,463
Business acquisition, equity Interests issued		$ 863,480
Percentage of voting interests acquired	80.00%	20.00%
Payments to Acquire Businesses, Net of Cash Acquired		$ 750,000
Revenue				120,957
Net loss				6,918,858
Goodwill impairment				$ 4,442,487	$ 4,442,487
EON Media Group Pte. Ltd [Member] | Preferred Stock
Business Acquisition [Line Items]
Business acquisition, number of shares issued	1,084	1,084
Ithaca EMG Holdco LLC [Member] | Common Stock
Business Acquisition [Line Items]
Business acquisition, number of shares issued	1,350	1,350
Far West Entertainment [Member]
Business Acquisition [Line Items]
Business acquisition, number of shares issued	2,003,435
Business acquisition, equity Interests issued	$ 5,689,755
Purchase price consideration	$ 750,000
Far West Entertainment [Member] | Common Stock
Business Acquisition [Line Items]
Business acquisition, number of shares issued	3,650
Far West Entertainment [Member] | Private Individual
Business Acquisition [Line Items]
Business acquisition, number of shares issued	3,650